Intangible Assets (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Intangible Assets (Textual)
Amortization of intangible assets	$ 233,997	$ 169,550	$ 684,484	$ 339,100	$ 536,470
Impairment charge on intangible assets	$ 1,264,700		$ 1,264,700
Discount rate on intangible assets			21.00%
Impairment charge on definite-lived intangible assets			$ 1,264,700